Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stock Based Compensation [Abstract]
Summary of key terms of the stock-based awards granted to MPM employees under the 2011 Equity Plan

Tranche	Momentive Holdings Units Granted	Vesting Terms	Option/Unit Term
Unit Options:			10 years
Tranche A Options	716,351	Time-vest ratably over 4 years; Accelerated vesting six months after certain change of control transactions

Tranche B Options	358,171	Performance-based: Vest upon the earlier of i) the two year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions

Tranche C Options	358,171	Performance-based: Vest upon the earlier of i) the one year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions
Restricted Deferred Units (“RDUs”):			N/A
Tranche A RDUs	238,777	Time-vest ratably over 4 years; Accelerated vesting six months after certain change of control transactions

Tranche B RDUs	119,391	Performance-based: Vest upon the earlier of i) the two year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions

Tranche C RDUs	119,391	Performance-based: Vest upon the earlier of i) the one year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions

Summary of stock option plans activity

	Momentive Holdings Common Units	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2010	9,574,390	$2.61
Granted	1,432,693	$4.85	$2.29
Forfeited	(176,845)	$2.78
Expired	—
Exercised	—

Outstanding at December 31, 2011	10,830,238	$2.90

Exercisable at December 31, 2011	3,229,789	$2.74

Expected to vest at December 31, 2011	4,233,669	$2.98

Summary of restricted unit plan activity

	Momentive Holdings Common Units	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2010	—	$—
Restricted units granted	477,559	$4.71
Restricted units vested	(59,085)	$4.85
Restricted units forfeited	(4,874)	$4.71

Nonvested at December 31, 2011	413,600	$4.69